Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share
Fiscal Year Ended December 31,			Six Months Ended December 31,		Fiscal Year Ended June, 30
	2012	2011		2010		2010
BASIC EARNINGS PER SHARE
Net income attributable to Gold Fields shareholders	654.3	881.5		12.6		391.0
Shares outstanding - beginning of year	723,735,186	720,796,887		705,903,511		704,749,849
Weighted average number of shares issued	3,724,271	1,579,341		5,108,162		614,351

Weighted average number of shares issued at the end of the year	727,459,457	722,376,228		711,011,673		705,364,200

Basic earnings per share	0.90	1.22		0.02		0.55

DILUTED EARNINGS PER SHARE
Net income attributable to Gold Fields shareholders	654.3	881.5		12.6		391.0
Weighted average number of shares issued at the end of the year	727,459,457	722,376,228		711,011,673		705,364,200
Effect of dilutive securities	3,264,493	8,411,270		8,677,377		9,185,642

	730,723,950	730,787,498		719,689,050		714,549,842

Diluted earnings per share	0.90	1.21		0.02		0.55